Pioneer Flexible Opportunities Fund

Schedule of Investments | July 31, 2021

Ticker Symbols: Class A PMARX Class C PRRCX Class K FLEKX Class R MUARX Class Y PMYRX

Schedule of Investments | 7/31/21 (Consolidated) (unaudited)

	Shares		Value
		UNAFFILIATED ISSUERS – 90.9% of Net Assets
		COMMON STOCKS - 74.0% of Net Assets
		Aerospace & Defense - 2.5%
	19,054	Curtiss-Wright Corp.	$2,254,088
	12,600	Hensoldt AG	219,597
	2,513	L3Harris Technologies, Inc.	569,798
	7,378(a)	Teledyne Technologies, Inc.	3,340,537
	27,937	Thales SA	2,931,306
		Total Aerospace & Defense	$9,315,326
		Auto Components - 0.4%
	355,000	Xinyi Glass Holdings, Ltd.	$1,324,337
		Total Auto Components	$1,324,337
		Automobiles - 2.1%
	11,297	Bayerische Motoren Werke AG	$1,123,465
	14,000	BYD Co., Ltd., Class H	430,426
	76,300	Honda Motor Co., Ltd.	2,428,280
	29,461	Kia Corp.	2,135,596
	521,010	Piaggio & C S.p.A.	2,001,379
		Total Automobiles	$8,119,146
		Banks - 7.6%
	25,633	Axis Bank, Ltd.	$244,423
	85,130	Bank for Foreign Trade of Vietnam JSC	363,439
	35,972(a)	BAWAG Group AG (144A)	2,045,417
	47,825	BNP Paribas SA	2,917,283
	423,500	China Merchants Bank Co., Ltd., Class H	3,225,131
	74,684	Erste Group Bank AG	2,896,318
	83,861	Hana Financial Group, Inc.	3,159,476
	352,702	ICICI Bank, Ltd.	3,236,745
	3,641,000	Industrial & Commercial Bank of China, Ltd., Class H	2,023,376
	7,532	JPMorgan Chase & Co.	1,143,207
	45,247	KB Financial Group, Inc.	2,012,669
	2,240,000	Postal Savings Bank of China Co., Ltd., Class H (144A)	1,446,519
	233,638	Sberbank of Russia PJSC (A.D.R.)	3,885,400
		Total Banks	$28,599,403
		Building Products - 0.1%
	22,148	LU-VE S.p.A.	$519,922
		Total Building Products	$519,922
		Capital Markets - 3.1%
	58,306	AllianceBernstein Holding LP	$2,814,431
	1,648	BlackRock, Inc.	1,429,096
	49,768	Lazard, Ltd.	2,349,050
	25,773	Morgan Stanley	2,473,692
	6,136	S&P Global, Inc.	2,630,626
		Total Capital Markets	$11,696,895
		Chemicals - 1.5%
	89,389	Mosaic Co.	$2,791,618
	7,100	Shin-Etsu Chemical Co., Ltd.	1,148,239
	7,850,000	Sinopec Shanghai Petrochemical Co., Ltd., Class H	1,635,901
		Total Chemicals	$5,575,758
		Commercial Services & Supplies - 0.7%
	10,626	Republic Services, Inc.	$1,257,693
	9,479	Waste Management, Inc.	1,405,357
		Total Commercial Services & Supplies	$2,663,050
		Consumer Discretionary - 0.6%
	27,193	Daimler AG	$2,427,029
		Total Consumer Discretionary	$2,427,029
		Diversified Financial Services - 0.5%
	566,993	M&G Plc	$1,775,465
		Total Diversified Financial Services	$1,775,465
		Diversified Telecommunication Services - 0.2%
	27,473	Deutsche Telekom AG	$570,205
		Total Diversified Telecommunication Services	$570,205
		Electric Utilities - 1.4%
	6,210	Acciona SA	$951,245
	312,966	Enel S.p.A.	2,886,788
	46,764	Iberdrola SA	563,305
	101,632	Terna S.p.A.	807,798
		Total Electric Utilities	$5,209,136
		Electronic Equipment, Instruments & Components - 1.0%
	3,000	Keyence Corp.	$1,660,243
	102,000(a)	Yageo Corp.	2,044,308
		Total Electronic Equipment, Instruments & Components	$3,704,551
		Equity Real Estate Investment Trusts (REITs) - 1.5%
	1,232,182	Frasers Logistics & Commercial Trust	$1,381,971
	12,489	Healthpeak Properties, Inc.	461,719
	679	Industrial & Infrastructure Fund Investment Corp.	1,310,921
	731	Nomura Real Estate Master Fund, Inc.	1,159,556
	Shares		Value
		Equity Real Estate Investment Trusts (REITs) - (continued)
	18,548	SL Green Realty Corp.	$1,381,084
		Total Equity Real Estate Investment Trusts (REITs)	$5,695,251
		Financials - 0.6%
	963,693(a)	Alpha Services and Holdings SA	$1,245,956
	1,157,280(a)	Eurobank Ergasias Services & Holdings SA	1,090,796
		Total Financials	$2,336,752
		Food & Staples Retailing - 1.0%
	1,176,100	Puregold Price Club, Inc.	$948,696
	20,266	Walmart, Inc.	2,888,918
		Total Food & Staples Retailing	$3,837,614
		Food Products - 2.5%
	59,900	Ajinomoto Co., Inc.	$1,520,490
	49,145	Archer-Daniels-Midland Co.	2,934,939
	1,578,000	China Feihe, Ltd. (144A)	3,028,643
	722,770	Universal Robina Corp.	1,832,966
	51,200	Vietnam Dairy Products JSC	192,042
		Total Food Products	$9,509,080
		Gas Utilities - 1.0%
	653,544	Snam S.p.A.	$3,954,792
		Total Gas Utilities	$3,954,792
		Health Care - 0.5%
	6,147(a)	Laboratory Corp. of America Holdings	$1,820,434
		Total Health Care	$1,820,434
		Health Care Equipment & Supplies - 2.3%
	12,146	Danaher Corp.	$3,613,313
	6,264(a)	IDEXX Laboratories, Inc.	4,250,312
	3,603	Stryker Corp.	976,197
		Total Health Care Equipment & Supplies	$8,839,822
		Health Care Providers & Services - 1.8%
	5,431	Anthem, Inc.	$2,085,558
	4,041	Humana, Inc.	1,720,900
	7,644	UnitedHealth Group, Inc.	3,151,010
		Total Health Care Providers & Services	$6,957,468
		Hotels, Restaurants & Leisure - 1.4%
	281,000(a)	Galaxy Entertainment Group, Ltd.	$1,904,974
	10,430(a)	Hilton Worldwide Holdings, Inc.	1,371,024
	54,425	OPAP SA	785,930
	3,745(a)	Vail Resorts, Inc.	1,142,974
		Total Hotels, Restaurants & Leisure	$5,204,902
		Household Durables - 0.7%
	62,854	Persimmon Plc	$2,535,770
		Total Household Durables	$2,535,770
		Independent Power & Renewable Electricity Producers - 0.1%
	28,659(a)	Solaria Energia y Medio Ambiente SA	$552,654
		Total Independent Power & Renewable Electricity Producers	$552,654
		Industrial Conglomerates - 0.3%
	1,295,000	NWS Holdings, Ltd.	$1,302,713
		Total Industrial Conglomerates	$1,302,713
		Industrials - 1.2%
	6,658	Illinois Tool Works, Inc.	$1,509,169
	6,885	Teleperformance	2,902,711
		Total Industrials	$4,411,880
		Insurance - 6.1%
	66,000	AIA Group, Ltd.	$790,435
	13,116	Allianz SE	3,265,569
	69,362	ASR Nederland NV	2,849,463
	607,631	Aviva Plc	3,269,398
	112,324	AXA SA	2,913,789
	19,200	NN Group NV	954,474
	264,342	Poste Italiane S.p.A. (144A)	3,500,721
	3,082	Swiss Life Holding AG	1,591,324
	23,700	Tokio Marine Holdings, Inc.	1,125,024
	1,009,366	UnipolSai Assicurazioni S.p.A.	2,805,075
		Total Insurance	$23,065,272
		Interactive Media & Services - 1.2%
	859(a)	Alphabet, Inc.	$2,314,601
	5,807	NAVER Corp.	2,182,761
		Total Interactive Media & Services	$4,497,362
		Internet & Direct Marketing Retail - 0.6%
	774(a)	MercadoLibre, Inc.	$1,214,174
	390,400(a)	Tongcheng-Elong Holdings, Ltd.	878,861
		Total Internet & Direct Marketing Retail	$2,093,035
		IT Services - 1.0%
	28,586	Booz Allen Hamilton Holding Corp.	$2,452,965
	964,800	My EG Services Bhd	379,518
	11,170	Science Applications International Corp.	975,141
		Total IT Services	$3,807,624
	Shares		Value
		Life Sciences Tools & Services - 2.9%
	17,715	Agilent Technologies, Inc.	$2,714,470
	9,582(a)	Charles River Laboratories International, Inc.	3,899,107
	7,837	Thermo Fisher Scientific, Inc.	4,232,058
		Total Life Sciences Tools & Services	$10,845,635
		Machinery - 1.3%
	13,637	GEA Group AG	$604,523
	91,000	Hiwin Technologies Corp.	1,042,196
	5,622	Stanley Black & Decker, Inc.	1,107,815
	48,168	Volvo AB, Class B	1,134,421
	23,100	Yaskawa Electric Corp.	1,132,322
		Total Machinery	$5,021,277
		Materials - 0.7%
	8,697	Sherwin-Williams Co.	$2,531,088
		Total Materials	$2,531,088
		Metals & Mining - 1.5%
	63,787	Barrick Gold Corp.	$1,388,643
	19,480	Newmont Corp.	1,223,733
	135,651	Teck Resources, Ltd., Class B	3,098,269
		Total Metals & Mining	$5,710,645
		Mortgage Real Estate Investment Trusts (REITs) - 8.4%
	242,914	AGNC Investment Corp.	$3,855,045
	115,486(a)	Angel Oak Mortgage, Inc.	2,173,447
	247,493	Annaly Capital Management, Inc.	2,101,216
	97,013	Blackstone Mortgage Trust, Inc., Class A	3,145,161
	385,717	Ladder Capital Corp., Class A	4,404,888
	425,100	New Residential Investment Corp.	4,148,976
	122,985	PennyMac Mortgage Investment Trust	2,425,264
	404,653	Redwood Trust, Inc.	4,803,231
	180,001	Starwood Property Trust, Inc.	4,685,426
		Total Mortgage Real Estate Investment Trusts (REITs)	$31,742,654
		Oil, Gas & Consumable Fuels - 1.3%
	3,494,000	China Petroleum & Chemical Corp., Class H	$1,600,092
	364,002	Oil & Natural Gas Corp., Ltd.	566,982
	59,270	TotalEnergies SE	2,578,928
		Total Oil, Gas & Consumable Fuels	$4,746,002
		Pharmaceuticals - 1.8%
	112,800	Astellas Pharma, Inc.	$1,787,246
	5,813	Roche Holding AG	2,246,894
	13,742	Zoetis, Inc.	2,785,503
		Total Pharmaceuticals	$6,819,643
		Real Estate Management & Development - 2.1%
	474,600	Ascendas India Trust	$507,781
	1,571,900	Ayala Land, Inc.	1,028,846
	1,108,318	KWG Living Group Holdings, Ltd.	1,059,316
	190,000	Longfor Group Holdings, Ltd. (144A)	886,000
	59,900	Mitsubishi Estate Co., Ltd.	934,343
	95,416(a)	Prestige Estates Projects, Ltd.	437,656
	143,000	Sun Hung Kai Properties, Ltd.	2,047,403
	163,900	Tokyu Fudosan Holdings Corp.	918,395
		Total Real Estate Management & Development	$7,819,740
		Road & Rail - 0.7%
	76,713	CSX Corp.	$2,479,364
		Total Road & Rail	$2,479,364
		Semiconductors & Semiconductor Equipment - 1.6%
	9,100	Advantest Corp.	$796,784
	11,690	MKS Instruments, Inc.	1,828,784
	19,000	Rohm Co., Ltd.	1,838,458
	45,000	Taiwan Semiconductor Manufacturing Co., Ltd.	934,111
	1,500	Tokyo Electron, Ltd.	613,913
		Total Semiconductors & Semiconductor Equipment	$6,012,050
		Software - 1.8%
	8,570	Microsoft Corp.	$2,441,679
	7,621(a)	Palo Alto Networks, Inc.	3,041,160
	10,193(a)	Zendesk, Inc.	1,330,492
		Total Software	$6,813,331
		Specialty Retail - 3.2%
	694,000	China Meidong Auto Holdings, Ltd.	$3,740,638
	1,443,000	China Yongda Automobiles Services Holdings, Ltd.	2,687,863
	46,275	JUMBO SA	735,173
	24,856	Maisons du Monde SA (144A)	568,462
	105,055(a)	Watches of Switzerland Group Plc (144A)	1,468,234
	333,500	Zhongsheng Group Holdings, Ltd.	3,063,136
		Total Specialty Retail	$12,263,506
		Textiles, Apparel & Luxury Goods - 0.9%
	1,318	Kering SA	$1,181,654
	45,236(a)	Tapestry, Inc.	1,913,483
	13,219	Wolverine World Wide, Inc.	443,365
		Total Textiles, Apparel & Luxury Goods	$3,538,502
	Shares		Value
		Utilities - 0.3%
	519,672	A2A S.p.A.	$1,103,168
		Total Utilities	$1,103,168
		TOTAL COMMON STOCKS
		(Cost $237,327,415)	$279,369,253
		PREFERRED STOCK - 0.0%† of Net Assets
		Equity Real Estate Investment Trust (REIT) - 0.0%††
	204^(a)	Wheeler Real Estate Investment Trust, Inc.	$106,367
		Total Equity Real Estate Investment Trust (REIT)	$106,367
		TOTAL PREFERRED STOCK
		(Cost $195,245)	$106,367
	Principal Amount USD ($)
		CORPORATE BONDS - 1.3% of Net Assets
		Banks - 0.5%
	1,588,000(b)(c)	Intesa Sanpaolo S.p.A., 7.7% (5 Year USD Swap Rate + 546 bps) (144A)	$1,819,245
		Total Banks	$1,819,245
		Mining - 0.8%
	1,505,000	Gold Fields Orogen Holdings BVI, Ltd., 6.125%, 5/15/29 (144A)	$1,779,663
	1,039,000	Teck Resources, Ltd., 6.125%, 10/1/35	1,355,254
		Total Mining	$3,134,917
		TOTAL CORPORATE BONDS
		(Cost $4,298,649)	$4,954,162
		FOREIGN GOVERNMENT BONDS - 2.8% of Net Assets
		Brazil - 0.8%
BRL	2,661,000	Brazil Notas do Tesouro Nacional Serie F, 10.0%, 1/1/29	$531,152
BRL	12,509,000	Brazil Notas do Tesouro Nacional Serie F, 10.0%, 1/1/31	2,474,278
		Total Brazil	$3,005,430
		Mexico - 0.8%
MXN	58,109,700	Mexican Bonos, 5.75%, 3/5/26	$2,835,929
		Total Mexico	$2,835,929
		Russia - 1.2%
RUB	157,324,000	Russian Federal Bond - OFZ, 7.7%, 3/16/39	$2,318,595
RUB	161,230,000	Russian Federal Bond - OFZ, 8.15%, 2/3/27	2,353,159
		Total Russia	$4,671,754
		TOTAL FOREIGN GOVERNMENT BONDS
		(Cost $10,655,386)	$10,513,113
		U.S. GOVERNMENT AND AGENCY OBLIGATION - 6.6% of Net Assets
	25,000,000(d)	U.S. Treasury Bills, 8/12/21	$24,999,748
		TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATION
		(Cost $24,999,683)	$24,999,748
	Shares
		INVESTMENT COMPANIES – 4.4% of Net Assets
	18,731(a)(e)	Aberdeen Standard Physical Palladium Shares ETF	$4,647,032
SGD	154,560	CSOP FTSE Chinese Government Bond Index ETF	1,650,237
	147,722	ETFMG Prime Cyber Security ETF	9,253,306
	58,357	VanEck Vectors Vietnam ETF	1,140,879
		TOTAL INVESTMENT COMPANIES
		(Cost $12,091,252)	$16,691,454
Number of Contracts	Description	Counterparty	Notional	Strike Price	Expiration Date
	EXCHANGE-TRADED CALL OPTION PURCHASED - 0.3%
1,725	Spirit Aerosystems	Citibank NA USD	955,219 USD	40	1/21/22	$1,319,625
	TOTAL EXCHANGE-TRADED CALL OPTION PURCHASED
	(Premiums paid $955,219)					$1,319,625
	OVER THE COUNTER (OTC) CALL OPTIONS PURCHASED - 1.5%
199,800	Aercap Goldings NV	Citibank NA USD	789,210 USD	53	1/21/22	$1,247,171
185,000	Cedar Fair LP	Citibank NA USD	880,600 USD	45	3/18/22	857,124
321,924	DJS 600 Bank	Citibank NA EUR	1,529,434 EUR	138	10/15/21	1,126,977
1,762,500	MSCI China Index	Citibank NA HKD	751,525 HKD	95	10/28/21	791,281
199,800	Six Flags Entertainment Corp.	Citibank NA USD	959,040 USD	40	3/18/22	1,483,643
						$5,506,196
	TOTAL OVER THE COUNTER (OTC) CALL OPTIONS PURCHASED
	(Premiums paid $4,909,809)					$5,506,196
	TOTAL OPTIONS PURCHASED
	(Premiums paid $5,865,028)					$6,825,821
	TOTAL INVESTMENTS IN UNAFFILIATED ISSUERS – 90.9%
	(Cost $295,432,658)					$343,459,918
	OTHER ASSETS AND LIABILITIES - 9.1%					$34,216,368
	NET ASSETS - 100.0%					$377,676,286

bps	Basis Points.
LIBOR	London Interbank Offered Rate.
REIT	Real Estate Investment Trust.
(144A)
Security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold normally to qualified institutional buyers in a transaction exempt from registration. At July 31, 2021, the value of these securities amounted to $16,542,904, or 4.4% of net assets.

(A.D.R.)	American Depositary Receipts.
†	Amount rounds to less than 0.1%.
^	Security is valued using fair value methods (other than supplied by independent pricing services).
(a)	Non-income producing security.
(b)	The interest rate is subject to change periodically. The interest rate and/or reference index and spread shown at July 31, 2021.
(c)	Security is perpetual in nature and has no stated maturity date.
(d)	Security issued with a zero coupon. Income is recognized through accretion of discount.
(e)	All or a portion of this security is held by Flexible Opportunities Commodity Fund Ltd.

FUTURES CONTRACTS

CURRENCY FUTURES CONTRACT
Number of Contracts Short	Description	Expiration Date	Notional Amount	Market Value	Unrealized Appreciation
50	Euro FX	9/13/21	$(7,628,313)	$(7,416,250)	$212,063

INDEX FUTURES CONTRACTS
Number of Contracts Short	Description	Expiration Date	Notional Amount	Market Value	Unrealized Appreciation (Depreciation)
70	Euro Stoxx 50	9/17/21	(3,362,373)	(3,392,713)	(30,340)
50	FTSE Taiwan Index	8/30/21	(2,935,480)	(2,988,500)	(53,020)
21	Korea Stock Exchange KOSPI 200 Index	9/9/21	(1,960,192)	(1,931,968)	28,224
266	MSCI China Index	9/17/21	(13,510,300)	(13,867,910)	(357,610)
15	Nikkei 225	9/9/21	(3,872,443)	(3,737,871)	134,572
26	S&P 500 E-MINI	9/17/21	(5,679,438)	(5,706,351)	(26,913)
			$(31,320,226)	$(31,625,313)	$(305,087)
TOTAL FUTURES CONTRACTS			$(38,948,539)	$(39,041,563)	$(93,024)

SWAP CONTRACTS

OVER THE COUNTER (OTC) TOTAL RETURN SWAP CONTRACTS - SELL PROTECTION
Notional Amount(1)	Counterparty	Obligation Reference/Index	Pay/ Receive(2)	Coupon	Expiration Date	Unrealized Appreciation	Market Value
10,314,166	Goldman Sachs International	Goldman Sachs Total Cash Return Index*	Pay	3M LIBOR + 3bps	9/15/21	$107,636	$107,636
4,320,223	Goldman Sachs International	Goldman Sachs Total Cash Return Index*	Pay	3M LIBOR + 3bps	11/24/21	114,042	114,042
TOTAL SWAP CONTRACTS						$221,678	$221,678

(1)	The notional amount is the maximum amount that a seller of credit protection would be obligated to pay upon occurrence of a credit event.
(2)	Pays quarterly

Principal amounts are denominated in U.S. dollars (“USD”) unless otherwise noted.

BRL	-	Brazilian Real
EUR	-	Euro
HKD	-	Hong Kong Dollar
MXN	-	Mexican Peso
RUB	-	Russian Ruble
SGD	-	Singapore Dollar

* The following table shows the individual positions and related values of the securities underlying each total return swap with Goldman Sachs International, as of January 31, 2021.

Index Description	Shares	Value	% of basket
AbbVie, Inc.	(41)	$ 4,750	2.14%
AES Corp.	(238)	5,644	2.55%
American Airlines Group, Inc.	(63)	1,288	0.58%
American International Group, Inc.	(44)	2,094	0.94%
Ameriprise Financial, Inc.	(21)	5,427	2.45%
AmerisourceBergen Corp.	(33)	4,011	1.81%
Apple, Inc.	(75)	10,942	4.94%
Applied Materials, Inc.	(66)	9,282	4.19%
Archer-Daniels-Midland Co.	(59)	3,517	1.59%
Assurant, Inc.	(28)	4,417	1.99%
Boeing Co.	(15)	3,301	1.49%
Capital One Financial Corp.	(34)	5,419	2.44%
Capri Holdings, Ltd.	(72)	4,064	1.83%
Cigna Corp.	(11)	2,453	1.11%
Index Description	Shares	Value	% of basket
Corning, Inc.	(93)	$ 3,909	1.76%
DENTSPLY SIRONA, Inc.	(43)	2,813	1.27%
Discover Financial Services	(43)	5,351	2.41%
eBay, Inc.	(81)	5,500	2.48%
Equity Residential	(42)	3,509	1.58%
F5 Networks, Inc.	(21)	4,308	1.94%
General Electric Co.	(93)	1,203	0.54%
Gilead Sciences, Inc.	(39)	2,684	1.21%
HCA Healthcare, Inc.	(32)	7,940	3.58%
HP, Inc.	(143)	4,133	1.86%
Lumen Technologies, Inc.	(105)	1,309	0.59%
LyondellBasell Industries NV	(32)	3,157	1.42%
McDonald’s Corp.	(19)	4,673	2.11%
Monster Beverage Corp.	(59)	5,599	2.53%
Motorola Solutions, Inc.	(31)	7,017	3.17%
Navient Corp.	(177)	3,621	1.63%
NetApp, Inc.	(68)	5,380	2.43%
NRG Energy, Inc.	(159)	6,574	2.97%
ONEOK, Inc.	(51)	2,661	1.20%
Procter & Gamble Co.	(31)	4,388	1.98%
PulteGroup, Inc.	(119)	6,520	2.94%
Qorvo, Inc.	(40)	7,508	3.39%
Quest Diagnostics, Inc.	(26)	3,621	1.63%
Seagate Technology Plc	(64)	5,621	2.54%
Sysco Corp.	(51)	3,781	1.71%
Target Corp.	(48)	12,592	5.68%
TransDigm Group, Inc.	(11)	7,000	3.16%
Tyson Foods, Inc.	(42)	2,996	1.35%
United Airlines Holdings, Inc.	(38)	1,793	0.81%
Valero Energy Corp.	(42)	2,792	1.26%
Viacom CBS, Inc.	(40)	1,657	0.75%
Western Union Co.	(136)	3,148	1.42%
Westinghouse Air Brake Technologies Corp.	-	42	0.02%
Weyerhaeuser Co.	(80)	2,683	1.21%
Williams Cos., Inc.	(88)	2,203	0.99%
Yum! Brands, Inc.	(41)	5,383	2.43%
Totals		$ 221,678	100.00%

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels below.

Level 1 - unadjusted quoted prices in active markets for identical securities.
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments).

The following is a summary of the inputs used as of July 31, 2021, in valuing the Fund’s investments:

	Level 1	Level 2	Level 3	Total
Common Stocks	$279,369,253	$–	$–	$279,369,253
Preferred Stock	–	–	106,367	106,367
Corporate Bonds	–	4,954,162	–	4,954,162
Foreign Government Bonds	–	10,513,113	–	10,513,113
U.S. Government and Agency Obligation	–	24,999,748	–	24,999,748
Investment Companies	16,691,454	–	–	16,691,454
Exchange-Traded Call Option Purchased	1,319,625	–	–	1,319,625
Over The Counter (OTC) Call Option Purchased	–	5,506,196	–	5,506,196
Total Investments in Securities	$297,380,332	$45,973,219	$106,367	$343,459,918
Other Financial Instruments
Net unrealized depreciation on futures contracts	$(93,024)	$–	$–	$(93,024)
Swap contracts, at value	–	221,678	–	221,678
Total Other Financial Instruments	$(93,024)	$221,678	$–	$128,654

The following is a reconciliation of assets valued using significant unobservable inputs (Level 3):

Preferred Stock
Balance as of 10/31/20	$80,255
Realized gain (loss)	–
Changed in unrealized appreciation (depreciation)	26,112
Accrued discounts/premiums	–
Purchases	–
Sales	–
Transfers in to Level 3*	--
Transfers out of Level 3*	--
Balance as of 7/31/21	$106,367

*	Transfers are calculated on the beginning of period values. During the nine months ended July 31, 2021, there were no transfers in and out of Level 3.

Net change in unrealized appreciation (depreciation) of Level 3 investments still held and considered Level 3 at July 31, 2021: $26,112.